RATE-REGULATED BUSINESSES - Narrative (Details) $ in Millions			1 Months Ended		12 Months Ended
	Feb. 22, 2018	Feb. 21, 2018	Jun. 30, 2018	Mar. 31, 2016 USD ($)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2014 CAD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2019 pipeline
Columbia Gas Transmission
Public Utilities, General Disclosures [Line Items]
Maximum cost recovery and return on investment				$ 1,100,000,000				$ 1,500,000,000
Cost recovery and return on investment, additional period				3 years
NGTL System
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity			10.10%
Deemed common equity, percent			40.00%
Canadian Mainline
Public Utilities, General Disclosures [Line Items]
Approved ROE on deemed common equity							10.10%
Deemed common equity, percent							40.00%
After-tax annual contribution to reduce revenue requirement							$ 20
Fixed toll term							6 years
Approved composite depreciation rate					3.90%	3.20%
Great Lakes
Public Utilities, General Disclosures [Line Items]
Maximum transportation rate decrease	27.00%	2.00%
TC Pipe Lines LP
Public Utilities, General Disclosures [Line Items]
Noncontrolling interest, ownership interest by parent									25.50%
TC Pipe Lines LP
Public Utilities, General Disclosures [Line Items]
Number of wholly-owned or partially owned pipelines | pipeline									8